FINANCIAL LIABILITY (Details Narrative)						6 Months Ended		12 Months Ended
	Jul. 21, 2023 USD ($)	Aug. 29, 2022 shares	Aug. 18, 2022 shares	Jun. 16, 2022 shares	Jan. 21, 2022 USD ($) d $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	May 23, 2022 USD ($) $ / shares	Mar. 04, 2022 USD ($) $ / shares shares	Jan. 24, 2022 USD ($) $ / shares
Warrant exercise price | $ / shares						$ 6.00		$ 6.00	$ 6.00		$ 6.00
Debt issuance costs						$ 811,000
Warrant liability						1,116,171		$ 1,389,643
Proceeds from Warrant Exercises							$ 300,000
Warrants, issued | shares						442,240		442,240
Warrants, outstanding | shares						442,240		442,240
Warrant [Member]
Warrant shares exercised | shares		90,000	185,000	50,000
Warrant [Member] | Initial Warrant [Member]
Warrant liability											$ 915,644
Warrant [Member] | Second Warrant [Member]
Warrant liability									$ 4,833,325
L1 Capital Global Opportunities Master Fund Ltd [Member]
Proceeds from Warrant Exercises								$ 1,950,000
L1 Capital Global Opportunities Master Fund Ltd [Member] | Initial Warrant [Member]
Warrant exercise price | $ / shares								$ 6.00
Warrant shares exercised | shares								325,000
Proceeds from Warrant Exercises								$ 1,950,000
Securities Purchase Agreement [Member]
Warrant exercise price | $ / shares										$ 6.00
Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Debt Instrument, Interest Rate, Effective Percentage					6.00%
Loan facility principal amount						$ 10,000,000
Consecutive trading days | d					10
Floor price | $ / shares					$ 1.20
Debt converted amount						0		9,900,000
Debt conversion price | $ / shares										$ 6.00
Convertible note						$ 95,000		$ 52,143
Securities Purchase Agreement [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Subsequent Event [Member]
Repayment of loan facility	$ 100,000
Securities Purchase Agreement [Member] | First Tranche [Member]
Proceeds from Issuance Initial Public Offering					$ 5,000,000
Securities Purchase Agreement [Member] | First Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Debt Instrument, Interest Rate, Effective Percentage											6.00%
Purchase of warrants, shares | shares					383,620
Warrant exercise price | $ / shares					$ 6.00
Securities Purchase Agreement [Member] | First Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member] | Private Placement [Member]
Proceeds from Issuance of Private Placement					$ 7,000,000
Securities Purchase Agreement [Member] | Second Tranche [Member]
Warrant liability fair value disclosure									4,833,325
Class of warrant right insurance loss									$ 133,325
Securities Purchase Agreement [Member] | Second Tranche [Member] | L1 Capital Global Opportunities Master Fund Ltd [Member]
Purchase of warrants, shares | shares										383,620
Warrant exercise price | $ / shares										$ 6.00
Loan facility principal amount					$ 2,000,000					$ 5,000,000
Average lowest closing prices percentage					90.00%
Percentage of principal amount obligated to pay					120.00%